ENTITY-WIDE DISCLOSURES (Property, plant and equipment, intangible assets, and goodwill by geographic area) (Details) - USD ($) $ in Thousands	Dec. 28, 2025	Dec. 29, 2024
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 5,592,733	$ 1,793,804
United States
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	4,100,631	542,322
Canada
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	61,784	57,713
Honduras
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	342,118	333,390
Caribbean
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	528,676	475,011
Asia-Pacific
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	373,615	349,627
Other
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 185,909	$ 35,741